INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of income before income taxes and the provision for (benefit from) income taxes
Income before income taxes and the provision for (benefit from) income taxes consisted of the following:

	Year ended December 31,
	2015	2014	2013
Income before income taxes:
United States	$110.0	$95.1	$109.7
Foreign	27.2	138.3	81.6
	$137.2	$233.4	$191.3
Provision for (benefit from) income taxes:
Current:
United States	$55.5	$65.0	$33.1
Foreign	19.7	10.1	36.0
Total current	75.2	75.1	69.1
Deferred and other:
United States	(13.1)	(13.1)	4.6
Foreign	(12.3)	35.5	(14.9)
Total deferred and other	(25.4)	22.4	(10.3)
Total provision	$49.8	$97.5	$58.8

Reconciliation of income tax computed at the U.S. federal statutory tax rate to effective income tax rate
The reconciliation of income tax computed at the U.S. federal statutory tax rate to our effective income tax rate was as follows:

	Year ended December 31,
	2015	2014	2013
Tax at U.S. federal statutory rate	35.0%	35.0%	35.0%
State and local taxes, net of U.S. federal benefit	1.7	1.4	1.8
U.S. credits and exemptions	(1.6)	(1.5)	(1.9)
Foreign earnings taxed at lower rates	(5.5)	(6.5)	(10.0)
Adjustments to uncertain tax positions	(1.7)	(2.3)	2.5
Changes in valuation allowance	3.8	9.6	3.6
Tax on repatriation of foreign earnings	7.3	6.8	—
Other	(2.7)	(0.7)	(0.3)
	36.3%	41.8%	30.7%

Schedule of significant components of deferred tax assets and liabilities
Significant components of our deferred tax assets and liabilities were as follows:

	As of December 31,
	2015	2014
Deferred tax assets:
Net operating loss and credit carryforwards	$199.2	$206.5
Pension, other postretirement and postemployment benefits	36.8	10.6
Payroll and compensation	36.2	18.5
Working capital accruals	23.3	25.9
Basis difference in assets	—	17.2
Other	42.2	17.9
Total deferred tax assets	337.7	296.6
Valuation allowance	(70.3)	(110.9)
Net deferred tax assets	267.4	185.7
Deferred tax liabilities:
Accelerated depreciation	20.0	—
Intangible assets recorded in acquisitions	173.6	197.9
Basis difference in affiliates	176.0	142.3
Other	2.7	6.2
Total deferred tax liabilities	372.3	346.4
	$(104.9)	$(160.7)

Schedule of changes in unrecognized tax benefits
The aggregate changes in the balance of unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Year ended December 31,
	2015	2014	2013
Unrecognized tax benefit - opening balance	$27.3	$31.5	$26.9
Gross increases - tax positions in prior period	3.6	7.3	0.1
Gross decreases - tax positions in prior period	(5.9)	(8.2)	(1.4)
Gross increases - tax positions in current period	5.3	4.6	6.9
Settlements	—	(0.7)	(0.2)
Lapse of statute of limitations	(4.3)	(6.8)	(0.9)
Change due to foreign currency exchange rates	(0.6)	(0.4)	0.1
Unrecognized tax benefit - ending balance	$25.4	$27.3	$31.5